UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     August 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $457,648 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      900       10 SH       SOLE                        0        0       10
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      571    42968 SH       SOLE                        0        0    42968
CANTEL MEDICAL CORP            COM              138098108      629    38729 SH       SOLE                        0        0    38729
COMMUNITY BANKERS TR CORP      COM              203612106       59    15906 SH       SOLE                        0        0    15906
DISCOVER FINL SVCS             COM              254709108      894    87033 SH       SOLE                        0        0    87033
FINISAR                        COM              31787A101        0    15697 SH       SOLE                        0        0    15697
ISHARES TR                     RUSSELL MIDCAP   464287499    17115   261264 SH       SOLE                        0        0   261264
ISHARES TR                     KLD SL SOC INX   464288802      269     6740 SH       SOLE                        0        0     6740
ISHARES TR                     RUSSELL 1000     464287622    75045  1481346 SH       SOLE                        0        0  1481346
ISHARES TR                     RUSSELL 2000     464287655    40628   795382 SH       SOLE                        0        0   795382
ISHARES TR                     S&P 100 IDX FD   464287101     4731   109940 SH       SOLE                        0        0   109940
ISHARES TR                     S&P EURO PLUS    464287861    10484   334095 SH       SOLE                        0        0   334095
ISHARES TR                     RUSSELL1000GRW   464287614    19240   468925 SH       SOLE                        0        0   468925
ISHARES TR                     S&P 500 INDEX    464287200    56368   610369 SH       SOLE                        0        0   610369
ISHARES TR                     S&P MIDCAP 400   464287507      678    11730 SH       SOLE                        0        0    11730
ISHARES TR                     MSCI EAFE IDX    464287465    67077  1464254 SH       SOLE                        0        0  1464254
NEW YORK TIMES CO              CL A             650111107       80    14450 SH       SOLE                        0        0    14450
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    31382   862630 SH       SOLE                        0        0   862630
SPDR TR                        UNIT SER 1       78462F103    51940   564872 SH       SOLE                        0        0   564872
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3487    83570 SH       SOLE                        0        0    83570
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    21530   676622 SH       SOLE                        0        0   676622
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    14745   410610 SH       SOLE                        0        0   410610
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    36839   796686 SH       SOLE                        0        0   796686
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     2856    99991 SH       SOLE                        0        0    99991
WASTE SERVICES INC DEL         COM NEW          941075202      101    19415 SH       SOLE                                      19415